Note M - Fair Value of Financial Instruments (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
	Fair Value Measurements at December 31, 2013, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	-	$8,852	-
Agency mortgage-backed securities, residential	-	75,216	-
	Fair Value Measurements at December 31, 2012, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	-	$1,012	-
Agency mortgage-backed securities, residential	-	93,953	-
	Fair Value Measurements at December 31, 2013, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Residential real estate	-	-	$234
Commercial real estate:
Owner-occupied	-	-	133
Nonowner-occupied	-	-	1,973
Commercial and industrial	-	-	2,863

Other real estate owned:
Commercial real estate:
Construction	-	-	1,058
	Fair Value Measurements at December 31, 2012, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Other real estate owned:
Commercial real estate:
Construction	-	-	$1,562
Commercial and industrial	-	-	1,055

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
December 31, 2013	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Commercial real estate:
Nonowner-occupied	$1,973	Sales approach	Adjustment to comparables	5%	to	10%	8%
Commercial and industrial	2,863	Sales approach	Adjustment to comparables	0%	to	20%	16%

Other real estate owned:
Commercial real estate:
Construction	1,058	Sales approach	Adjustment to comparables	5%	to	35%	19%
December 31, 2012	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Other real estate owned:
Commercial real estate:
Construction	$1,562	Sales approach	Adjustment to comparables	-	15%	-	15%
Commercial and industrial	1,055	Sales approach	Adjustment to comparables		15%		15%

Fair Value, by Balance Sheet Grouping [Table Text Block]
		Fair Value Measurements at December 31, 2013 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$28,344	$28,344	$-	$-	$28,344
Securities available for sale	84,068	-	84,068	-	84,068
Securities held to maturity	22,826	-	11,502	11,482	22,984
Federal Home Loan Bank and Federal Reserve Bank stock	7,776	N/A	N/A	N/A	N/A
Loans, net	560,164	-	-	564,589	564,589
Accrued interest receivable	1,901	-	241	1,660	1,901

Financial Liabilities:
Deposits	628,877	148,847	479,962	-	628,809
Other borrowed funds	18,748	-	17,453	-	17,453
Subordinated debentures	8,500	-	4,896	-	4,896
Accrued interest payable	792	3	789	-	792
		Fair Value Measurements at December 31, 2012 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$45,651	$45,651	$-	$-	$45,651
Securities available for sale	94,965	-	94,965	-	94,965
Securities held to maturity	23,511	-	11,569	13,055	24,624
Federal Home Loan Bank stock	6,281	N/A	N/A	N/A	N/A
Loans, net	551,383	-	-	564,059	564,059
Accrued interest receivable	2,057	-	283	1,774	2,057

Financial Liabilities:
Deposits	655,064	139,526	517,680	-	657,206
Other borrowed funds	14,285	-	14,536	-	14,536
Subordinated debentures	13,500	-	10,146	-	10,146
Accrued interest payable	1,377	2	1,375	-	1,377